Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill And Other Intangible Assets
Goodwill And Other Intangible Assets

NOTE 7. GOODWILL AND OTHER INTANGIBLE ASSETS

The following table sets forth the changes in the carrying amounts of goodwill by segment, which is the same as reporting unit for Business Solutions, Entertainment Group and Consumer Mobility. The International segment has three reporting units: Mexico Wireless, Brazil and PanAmericana.

	Business Solutions	Entertainment Group	Consumer Mobility	International	Wireless	Wireline	Total
Balance as of December 31, 2014	$-	$-	$-	$-	$36,469	$33,223	$69,692
Goodwill acquired	-	30,839	-	4,672	6	-	35,517
Foreign currency translation adjustments	-	-	-	(638)	-	-	(638)
Allocation of goodwill	45,351	7,834	16,512	-	(36,471)	(33,226)	-
Other	-	-	-	(2)	(4)	3	(3)
Balance as of December 31, 2015	45,351	38,673	16,512	4,032	-	-	104,568
Goodwill acquired	22	380	14	65	-	-	481
Foreign currency translation adjustments	-	-	-	167	-	-	167
Other	(9)	-	-	-	-	-	(9)
Balance as of December 31, 2016	$45,364	$39,053	$16,526	$4,264	$-	$-	$105,207

The majority of our goodwill acquired during 2016 related to the final valuation of DIRECTV, Nextel Mexico and GSF Telecom, as well as our acquisition of Quickplay Media. Other changes to our goodwill in 2016 include foreign currency translation adjustments.

The majority of our goodwill acquired during 2015 related to our acquisitions of DIRECTV, Nextel Mexico and GSF Telecom. Other changes to our goodwill in 2015 include foreign currency translation adjustments and the final valuation of Leap.

The allocation of goodwill represents goodwill previously assigned to our Wireless and Wireline segments. As part of our organizational realignment in 2015, the goodwill from the previous Wireless segment was allocated to the Business Solutions and Consumer Mobility segments and the goodwill from the previous Wireline segment was allocated to the Business Solutions and Entertainment Group segments. The allocations were based on the relative fair value of the portions of the previous Wireless and Wireline segments which were moved into the new Business Solutions, Entertainment Group and Consumer Mobility segments.

Our other intangible assets are summarized as follows:

	December 31, 2016			December 31, 2015
Other Intangible Assets	Gross Carrying Amount	Currency Translation Adjustment	Accumulated Amortization	Gross Carrying Amount	Currency Translation Adjustment	Accumulated Amortization
Amortized intangible assets:
Customer lists and relationships:
Wireless acquisitions	$942	$-	$715	$1,055	$-	$679
BellSouth Corporation	4,450	-	4,429	4,450	-	4,347
DIRECTV	19,547	(125)	5,618	19,505	(294)	1,807
AT&T Corp.	33	-	26	33	-	23
Mexican wireless	506	(108)	214	485	(60)	110
Subtotal	25,478	(233)	11,002	25,528	(354)	6,966
Trade name	2,942	(7)	1,394	2,905	-	424
Other	707	(3)	283	686	-	195
Total	$29,127	$(243)	$12,679	$29,119	$(354)	$7,585

Indefinite-lived intangible assets not subject to amortization:
Licenses:
Wireless licenses	$82,474			$81,147
Orbital slots	11,702			11,946
Trade name	6,479			6,437
Total	$100,655			$99,530

We review indefinite-lived intangible assets for impairment annually (see Note 1). Wireless licenses provide us with the exclusive right to utilize certain radio frequency spectrum to provide mobile communications services in the United States and Mexico. Orbital slots represent the space in which we operate the broadcast satellites that support our digital video entertainment service offerings.

Amortized intangible assets are definite-life assets, and, as such, we record amortization expense based on a method that most appropriately reflects our expected cash flows from these assets, over a weighted-average life of 8.5 years (9.2 years for customer lists and relationships and 4.2 years for trade names and other). Amortization expense for definite-life intangible assets was $5,186 for the year ended December 31, 2016, $2,728 for the year ended December 31, 2015 and $500 for the year ended December 31, 2014. Amortization expense is estimated to be $4,612 in 2017, $3,573 in 2018, $2,516 in 2019, $2,038 in 2020, and $1,563 in 2021.

In 2016, we wrote off approximately $117 of fully amortized intangible assets (primarily customer lists). In 2015, we wrote off approximately $1,483 of fully amortized intangible assets (primarily customer lists). We review amortized intangible assets for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable over the remaining life of the asset or asset group.